Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Exit costs, environ-mental and other similar items	$ 45,403	$ 53,928	$ 64,773
Deferred employee benefit items	93,039	74,577	57,810
Other items (each less than 5 percent of total assets)	73,388	83,192	79,014
Total deferred tax assets	211,830	211,697	201,597
Deferred tax liabilities:
Depreciation and amortization	202,891	192,035	165,917
Current:
Federal	207,791	204,284	127,498
Foreign	51,264	50,272	50,765
State and local	27,642	28,219	16,966
Total current	286,697	282,775	195,229
Deferred:
Federal	8,692	20,713	27,903
Foreign	(16,964)	(3,922)	(7,145)
State and local	(2,150)	122	(688)
Total deferred	(10,422)	16,913	20,070
Total provisions for income taxes	$ 276,275	$ 299,688	$ 215,299